Pension and other postretirement benefits, Accumulated Benefit Obligation or Projected Benefit Obligation (FY) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
United States [Member]
Defined benefit pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	$ 49	$ 55
Non-U.S. [Member]
Defined benefit pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	70	75
Defined Benefit Pension Plans [Member] | United States [Member]
Defined benefit pension plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	79	82
Fair value of plan assets	0	0
Defined benefit pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	79	82
Fair value of plan assets	0	0
Defined Benefit Pension Plans [Member] | Non-U.S. [Member]
Defined benefit pension plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	60	582
Fair value of plan assets	0	491
Defined benefit pension plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation	60	582
Fair value of plan assets	$ 0	$ 491